Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)	$ 47,218	$ 41,469	$ (5,238)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized holding gain (loss) on short-term investment	118
Depreciation and amortization	5,881	5,580	4,775
Amortization of intangible assets		694	2,081
Gain on sales of short-term investments	(2)	(10)	(2)
Impairment of long-term investments			230
Stock-based compensation	11,802	8,878	6,058
Loss on disposal of property and equipment	26	(1)	17
Deferred income taxes	1,582	2,510	(805)
Deferred Rent		(2)	2
Changes in operating assets and liabilities:
Short-term investments	(12,018)	(1,658)	(633)
Notes and accounts receivable	2,002	(10,952)	(11,892)
Inventories	(1,828)	(6,334)	(9,672)
Prepaid expenses and other current assets	248	(1,052)	1,642
Other assets	590	(547)	(475)
Notes and accounts payable	5,644	9,667	1,182
Accrued expenses and other current liabilities	6,390	3,948	1,358
Income tax payable	1,362	2,015	83
Other liabilities	221	56	(698)
Net cash provided by (used in) operating activities	69,236	54,261	(11,987)
CASH FLOWS FROM INVESTING ACTIVITIES
Return of capital from long-term investments			96
Business acquisition-net of cash and cash equivalents acquired		(700)
Purchase of property and equipment	(4,280)	(4,916)	(4,339)
Changes in restricted assets	(469)	(8,331)	(5,651)
Net cash used in investing activities	(4,749)	(13,947)	(9,894)
Proceeds from issuance of ordinary shares upon exercise of employee stock options	224	2,294
Net cash provided by financing activities	224	2,294
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	64,711	42,608	(21,881)
EFFECT OF EXCHANGE RATE CHANGES	1,260	(7,734)	14,764
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	88,763	53,889	61,006
CASH AND CASH EQUIVALENTS, END OF YEAR	154,734	88,763	53,889
SUPPLEMENTAL INFORMATION
Exercise of stock option in lieu of offsetting accrued bonuses			148
Interest paid			1
Income taxes paid	$ 3,256	$ 988	$ 412